Variable interest entities (VIE) - Consolidated (Details 7) SFr in Millions		Jun. 30, 2021 CHF (SFr) day		Mar. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)		Jun. 30, 2020 CHF (SFr)		Dec. 31, 2019 CHF (SFr)
VIE Disclosures
Cash and due from banks		SFr 146,358	[1]	SFr 133,285	SFr 139,112	[1]	SFr 132,070	[1]	SFr 101,879	[1]
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		94,645		91,121	79,133
Trading assets		130,505		157,139	157,338
Investment securities		794		614	607
Other investments		4,578		5,640	5,412
Net loans		299,844		304,188	291,908
Other assets		42,171		48,902	39,637
of which loans held-for-sale		8,136		13,160	7,046
Assets		796,799		851,395	805,822
Customer deposits		397,298		406,069	390,921
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		20,924		22,853	23,851
Trading liabilities		32,972		47,740	45,871
Short-term borrowings		22,366		24,887	20,868
Long-term debt		170,227		170,453	161,087
Other liabilities		29,071		31,703	31,434
Liabilities		SFr 752,924		806,511	762,881
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		215
Consolidated VIEs
VIE Disclosures
Cash and due from banks		SFr 247		90	90
Trading assets		1,916		2,146	2,164
Other investments		1,231		1,273	1,251
Net loans		686		772	900
Other assets		1,488		1,581	1,876
of which loans held-for-sale		83			472
Premises and equipment		29			34
Assets		5,568			6,281
Customer deposits		1		0	1
Trading liabilities		9		11	10
Short-term borrowings		6,484		4,377	4,178
Long-term debt		1,319		1,568	1,746
Other liabilities		237		SFr 240	208
Liabilities		8,050			6,143
Consolidated VIEs | CP Conduit
VIE Disclosures
Cash and due from banks		0			0
Trading assets		0			0
Other investments		0			0
Net loans		603			653
Other assets		24			21
of which loans held-for-sale		0			0
Premises and equipment		0			0
Assets		627			674
Customer deposits		0			0
Trading liabilities		0			0
Short-term borrowings		4,700			4,178
Long-term debt		93			0
Other liabilities		70			53
Liabilities		4,863			4,231
Consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Cash and due from banks		39			23
Trading assets		1,068			1,255
Other investments		0			0
Net loans		0			0
Other assets		540			979
of which loans held-for-sale		57			462
Premises and equipment		0			0
Assets		1,647			2,257
Customer deposits		0			0
Trading liabilities		0			0
Short-term borrowings		29			0
Long-term debt		1,180			1,701
Other liabilities		1			1
Liabilities		1,210			1,702
Consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Cash and due from banks		16			22
Trading assets		54			50
Other investments		109			129
Net loans		61			51
Other assets		31			15
of which loans held-for-sale		26			10
Premises and equipment		0			0
Assets		271			267
Customer deposits		0			0
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		0			0
Other liabilities		4			3
Liabilities		4			3
Consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Cash and due from banks		21			37
Trading assets		788			840
Other investments		877			920
Net loans		22			29
Other assets		82			82
of which loans held-for-sale		0			0
Premises and equipment		29			30
Assets		1,790			1,908
Customer deposits		0			0
Trading liabilities		9			10
Short-term borrowings		0			0
Long-term debt		3			10
Other liabilities		70			73
Liabilities		82			93
Consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Cash and due from banks		171			8
Trading assets		6			19
Other investments		245			202
Net loans		0			167
Other assets		811			779
of which loans held-for-sale		0			0
Premises and equipment		0			4
Assets		1,233			1,175
Customer deposits		1			1
Trading liabilities		0			0
Short-term borrowings		1,755			0
Long-term debt		43			35
Other liabilities		92			78
Liabilities		1,891			114
Bank
VIE Disclosures
Cash and due from banks	[2]	145,367			138,207		SFr 131,292		SFr 101,044
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		94,645			79,133
Trading assets		130,684			157,511
Investment securities		792			605
Other investments		4,543			5,379
Net loans		308,159			300,341
Other assets		38,779			36,574
of which loans held-for-sale		8,136			7,046
Assets		800,120			809,688
Customer deposits		398,323			392,039
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		21,020			23,944
Trading liabilities		32,971			45,871
Short-term borrowings		26,219			21,308
Long-term debt		164,292			160,279
Other liabilities		27,935			30,340
Liabilities		SFr 750,828			762,629
Bank | CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		215
Bank | Consolidated VIEs
VIE Disclosures
Cash and due from banks		SFr 247			90
Trading assets		1,916			2,164
Other investments		1,231			1,251
Net loans		686			900
Other assets		1,454			1,858
of which loans held-for-sale		83			472
Premises and equipment		14			17
Assets		5,534			6,263
Customer deposits		1			1
Trading liabilities		9			10
Short-term borrowings		4,729			4,178
Long-term debt		1,319			1,746
Other liabilities		231			207
Liabilities		6,289			6,142
Bank | Consolidated VIEs | CP Conduit
VIE Disclosures
Cash and due from banks		0			0
Trading assets		0			0
Other investments		0			0
Net loans		603			653
Other assets		24			21
of which loans held-for-sale		0			0
Premises and equipment		0			0
Assets		627			674
Customer deposits		0			0
Trading liabilities		0			0
Short-term borrowings		4,700			4,178
Long-term debt		93			0
Other liabilities		70			53
Liabilities		4,863			4,231
Bank | Consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Cash and due from banks		39			23
Trading assets		1,068			1,255
Other investments		0			0
Net loans		0			0
Other assets		540			979
of which loans held-for-sale		57			462
Premises and equipment		0			0
Assets		1,647			2,257
Customer deposits		0			0
Trading liabilities		0			0
Short-term borrowings		29			0
Long-term debt		1,180			1,701
Other liabilities		1			1
Liabilities		1,210			1,702
Bank | Consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Cash and due from banks		16			22
Trading assets		54			50
Other investments		109			129
Net loans		61			51
Other assets		31			15
of which loans held-for-sale		26			10
Premises and equipment		0			0
Assets		271			267
Customer deposits		0			0
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		0			0
Other liabilities		4			3
Liabilities		4			3
Bank | Consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Cash and due from banks		21			37
Trading assets		788			840
Other investments		877			920
Net loans		22			29
Other assets		67			65
of which loans held-for-sale		0			0
Premises and equipment		14			13
Assets		1,775			1,891
Customer deposits		0			0
Trading liabilities		9			10
Short-term borrowings		0			0
Long-term debt		3			10
Other liabilities		72			72
Liabilities		84			92
Bank | Consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Cash and due from banks		171			8
Trading assets		6			19
Other investments		245			202
Net loans		0			167
Other assets		792			778
of which loans held-for-sale		0			0
Premises and equipment		0			4
Assets		1,214			1,174
Customer deposits		1			1
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		43			35
Other liabilities		84			78
Liabilities		SFr 128			SFr 114

[1]	Includes restricted cash.
[2]	Includes restricted cash.